Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

The Group leases buildings in the PRC and India under non-cancelable operating leases expiring on different dates. For the years ended December 31, 2016, 2017 and 2018, total rental expenses for all operating leases amounted to $1,340, $1,418 and $1,666, respectively.

As of December 31, 2018, the Group had future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office buildings consisting of the following:

$

2019	1,848
2020	1,172
2021	395
2022	414
2023 and thereafter	287

4,116

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases.

(b) Capital commitments and contingencies

On December 15, 2018, the Group entered into a Share Purchase Agreement ("Purchase Agreement") with Shanghai KADI Machinery Technology Co., Ltd. ("KADI SH"), KADI Technologies Limited ("KADI HK") (collectively, "KADI") and Lin Hu and Shou Huajun, the sole shareholders of KADI SH and KADI HK (the "KADI's Selling Shareholders"), for the purchase of 60% of the issued and outstanding ordinary shares of KADI SH ("KADI SH Shares") and 60% of the issued and outstanding ordinary shares of KADI HK ("KADI HK Shares", together with the KADI SH Shares, the "KADI Shares"). The transaction with KADI consists of total cash consideration of $4,600 in installments and share consideration equivalent to $9,750 in installments upon achievement of earn-outs by KADI SH from 2018 to 2021. As of December 31, 2018, $600 was prepaid to KADI SH. The transaction did not close as of December 31, 2018.

The Group had the following capital commitment in cash related to this business acquisition:

$

2019	2,000
2020	1,000
2021	1,000

4,000

As of December 31, 2018, the Group had the following contingent share consideration payable related to this acquisition:

(i)	$1,500 equivalent shares, or 454,545 shares at a price of $3.30 per share upon the closing of this acquisition;
(ii)	$2,250 equivalent shares, or 589,005 shares at a price of $3.82 per share, upon the achievement of the 2018 revenue target by KADI SH;
(iii)	$2,250 equivalent shares, or 589,005 shares at a price of $3.82 per share subject to the achievement of the 2019 revenue target by KADI SH;
(iv)	$2,250 equivalent shares upon the achievement of certain 2020 revenue and net income targets by KADI SH; and
(v)	$1,500 equivalent shares upon the achievement of certain 2021 revenue and net income targets by KADI SH.

(c) Income taxes

As of December 31, 2018, the Group recognized an accrual of $1,920 for unrecognized tax benefits and its interest (Note 16). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2018, the Group classified the accrual for unrecognized tax benefits as a non-current liability.

(d) Settlement of arbitration with Claimant Samsung Electronics Co., Ltd. ("Samsung")

On November 27, 2018, the Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. ("Samsung") that constituted the final decision on the Company's dispute with Samsung over a sales contract. The court order required the Company to pay to Samsung total payments of $4,650 including: i) $4,280 as the "Principal Amount", plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the "Settlement Payment"). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Company shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, 1,271,717 and 190,013 ordinary shares were issued to Samsung as escrow shares in the months of May and June 2019 as security for the payments.